GENERAL INFORMATION (Details)		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Latam Travel Chile S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Tax No.	[1]	96.518.860-6
Country of origin		Chile
Functional Currency		US$
Direct	[2]	99.99%	99.99%	99.99%
Indirect	[2]	0.01%	0.01%	0.01%
Total	[2]	100.00%	100.00%	100.00%
Inmobiliaria Aeronautica S.A. [Member]
Disclosure of subsidiaries [line items]
Tax No.		96.763.900-1
Country of origin		Chile
Functional Currency		US$
Direct		0.00%	99.01%	99.01%
Indirect		0.00%	0.99%	0.99%
Total		0.00%	100.00%	100.00%
Lan Pax Group S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Tax No.	[3]	96.969.680-0
Country of origin		Chile
Functional Currency		US$
Direct		99.8361%	99.8361%	99.8361%
Indirect		0.1639%	0.1639%	0.1639%
Total		100.00%	100.00%	100.00%
Lan Peru S.A. [Member]
Disclosure of subsidiaries [line items]
Tax No.		Foreign
Country of origin		Peru	Peru
Functional Currency		US$	US$
Direct		49.00%	49.00%	49.00%
Indirect		21.00%	21.00%	21.00%
Total		70.00%	70.00%	70.00%
Lan Chile Investments Limited and Subsidiary [Member]
Disclosure of subsidiaries [line items]
Tax No.	[3]	Foreign
Country of origin		Cayman Insland
Functional Currency		US$
Direct		0.00%	0.00%	99.99%
Indirect		0.00%	0.00%	0.01%
Total		0.00%	0.00%	100.00%
Lan Cargo S.A. [Member]
Disclosure of subsidiaries [line items]
Tax No.		93.383.000-4
Country of origin		Chile	Chile
Functional Currency		US$	US$
Direct		99.8939%	99.8939%	99.8939%
Indirect		0.0041%	0.0041%	0.0041%
Total		99.898%	99.898%	99.898%
Connecta Corporation [Member]
Disclosure of subsidiaries [line items]
Tax No.		Foreign
Country of origin		U.S.A.
Functional Currency		US$
Direct		0.00%	0.00%	0.00%
Indirect		100.00%	100.00%	100.00%
Total		100.00%	100.00%	100.00%
Prime Airport Services Inc. and Subsidary [Member]
Disclosure of subsidiaries [line items]
Tax No.	[3]	Foreign
Country of origin		U.S.A.
Functional Currency		US$
Direct		0.00%	0.00%	0.00%
Indirect		100.00%	100.00%	100.00%
Total		100.00%	100.00%	100.00%
Transporte Aereo S.A. [Member]
Disclosure of subsidiaries [line items]
Tax No.		96.951.280-7
Country of origin		Chile	Chile
Functional Currency		US$	US$
Direct		0.00%	0.00%	0.00%
Indirect		100.00%	100.00%	100.00%
Total		100.00%	100.00%	100.00%
Aircraft International Leasing Limited [Member]
Disclosure of subsidiaries [line items]
Tax No.		Foreign
Country of origin		U.S.A.
Functional Currency		US$
Direct		0.00%	0.00%	0.00%
Indirect		0.00%	0.00%	100.00%
Total		0.00%	0.00%	100.00%
Fast Air Almacenes de Carga S.A. [Member]
Disclosure of subsidiaries [line items]
Tax No.		96.631.520-2
Country of origin		Chile
Functional Currency		CLP
Direct		0.00%	0.00%	0.00%
Indirect		100.00%	100.00%	100.00%
Total		100.00%	100.00%	100.00%
Ladeco Cargo S.A. [Member]
Disclosure of subsidiaries [line items]
Tax No.		96.631.410-9
Country of origin		Chile
Functional Currency		CLP
Direct		0.00%	0.00%	0.00%
Indirect		0.00%	0.00%	100.00%
Total		0.00%	0.00%	100.00%
Laser Cargo S.R.L. [Member]
Disclosure of subsidiaries [line items]
Tax No.		Foreign
Country of origin		Argentina
Functional Currency		ARS
Direct		0.00%	0.00%	0.00%
Indirect		100.00%	100.00%	100.00%
Total		100.00%	100.00%	100.00%
Lan Cargo Overseas Limited and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Tax No.	[3]	Foreign
Country of origin		Bahamas
Functional Currency		US$
Direct		0.00%	0.00%	0.00%
Indirect		100.00%	100.00%	100.00%
Total		100.00%	100.00%	100.00%
Lan Cargo Inversiones S.A. and Subsidary [Member]
Disclosure of subsidiaries [line items]
Tax No.	[3]	96.969.690-8
Country of origin		Chile
Functional Currency		US$
Direct		0.00%	0.00%	0.00%
Indirect		100.00%	100.00%	100.00%
Total		100.00%	100.00%	100.00%
Inversiones Lan S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Tax No.	[3]	96.575.810-0
Country of origin		Chile
Functional Currency		US$
Direct		99.71%	99.71%	99.71%
Indirect		0.29%	0.29%	0.29%
Total		100.00%	100.00%	100.00%
Technical Trainning LATAM S.A. [Member]
Disclosure of subsidiaries [line items]
Tax No.		59.068.920-3
Country of origin		Chile
Functional Currency		CLP
Direct		99.83%	99.83%	99.83%
Indirect		0.17%	0.17%	0.17%
Total		100.00%	100.00%	100.00%
Latam Finance Limited [Member]
Disclosure of subsidiaries [line items]
Tax No.		Foreign
Country of origin		Cayman Ins land
Functional Currency		US$
Direct		100.00%	0.00%	0.00%
Indirect		0.00%	0.00%	0.00%
Total		100.00%	0.00%	0.00%
Peuco Finance Limited [Member]
Disclosure of subsidiaries [line items]
Tax No.		Foreign
Country of origin		Cayman Ins land
Functional Currency		US$
Direct		100.00%	0.00%	0.00%
Indirect		0.00%	0.00%	0.00%
Total		100.00%	0.00%	0.00%
Profesional Airline Services INC. [Member]
Disclosure of subsidiaries [line items]
Tax No.		Foreign
Country of origin		U.S.A.
Functional Currency		US$
Direct		100.00%	0.00%	0.00%
Indirect		0.00%	0.00%	0.00%
Total		100.00%	0.00%	0.00%
TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Tax No.	[3]	Foreign
Country of origin		Brazil	Brazil
Functional Currency		BRL	BRL
Direct	[4]	63.0901%	63.0901%	63.0901%
Indirect	[4]	36.9099%	36.9099%	36.9099%
Total	[4]	100.00%	99.9993%	99.9993%

[1]	In June 2016, Lantours Division of Terrestrial Services S.A. changed its name to Latam Travel Chile S.A.
[2]	In June 2016, Lantours Division de Servicios Terrestres S.A. changes its name to Latam Travel Chile S.A.
[3]	The Equity reported corresponds to Equity attributable to owners of the parent, it does not include Non-controlling interest.
[4]	As of December 31, 2017, indirect ownership participation on TAM S.A and subsidiaries is from Holdco I S.A., LATAM is entitled to 99,9983% of the economic rights and 49% of the rights politicians product of provisional measure No. 714 of the Brazilian Government implemented during 2016 which allows foreign capital to have up to 49% of the property.